Schedule of disaggregated information of revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenue	$ 4,011,005	$ 3,706,458	$ 3,764,295
Property Management Service Common Area Management [Member]
Product Information [Line Items]
Total revenue	2,870,912	2,628,073	2,919,335
Property Management Service Security Management [Member]
Product Information [Line Items]
Total revenue	1,051,070	1,078,385	844,960
Property Management Services [Member]
Product Information [Line Items]
Total revenue	3,921,982	3,706,458	3,764,295
Holistic Wellness Consumer Products [Member]
Product Information [Line Items]
Total revenue	3,262
Wellness Therapies Service [Member]
Product Information [Line Items]
Total revenue	75,572
Licensing Service of Bioenergy Cabin [Member]
Product Information [Line Items]
Total revenue	7,299
Wellness Membership Program [Member]
Product Information [Line Items]
Total revenue	2,890
Holistic Wellness Consumer Products and Services [Member]
Product Information [Line Items]
Total revenue	$ 89,023